Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS II
Entity Central Index Key	0000866256
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002471
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Investor Shares) returned 11.64% (net of fees), underperforming the S&P 500’s 17.88%.

The Fund’s holdings in the Financials, Industrials and Materials sectors weighed on relative results.

Conversely, holdings in the Communication Services and Real Estate sectors and a lack of exposure to the Energy sector buoyed relative performance.

Line Graph [Table Text Block]
	Parnassus Core Equity Fund	S&P 500 Index

2015	$10,000	$10,000
2016	$11,040	$11,196
2017	$12,871	$13,640
2018	$12,847	$13,042
2019	$16,789	$17,149
2020	$20,347	$20,304
2021	$25,952	$26,132
2022	$21,122	$21,399
2023	$26,388	$27,025
2024	$31,277	$33,786
2025	$34,918	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Core Equity Fund - Investor Shares	11.64%	11.41%	13.32%
S&P 500 Index	17.88%	14.42%	14.82%

AssetsNet	$ 25,874,831,297
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 153,398,870
InvestmentCompanyPortfolioTurnover	28.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,874,831,297
# of Portfolio Holdings	38
Portfolio Turnover Rate	28.45%
Advisory Fees Paid	$153,398,870

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Real Estate	2.7%
Consumer Staples	3.1%
Materials	3.3%
Communication Services	6.3%
Consumer Discretionary	11.4%
Industrials	11.8%
Financials	13.5%
Health Care	13.8%
Information Technology	33.3%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	6.7%
Alphabet Inc., Class A	6.3%
NVIDIA Corp.	5.8%
Amazon.com Inc.	5.5%
Apple Inc.	4.5%
Waste Management Inc.	3.6%
Eli Lilly & Co.	3.5%
Deere & Co.	3.5%
Danaher Corp.	3.2%
Mastercard Inc., Class A	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000102327
Shareholder Report [Line Items]
Fund Name	Parnassus Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	PRILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund (Institutional Shares) returned 11.88% (net of fees), underperforming the S&P 500’s 17.88%.

The Fund’s holdings in the Financials, Industrials and Materials sectors weighed on relative results.

Conversely, holdings in the Communication Services and Real Estate sectors and a lack of exposure to the Energy sector buoyed relative performance.

Line Graph [Table Text Block]
	Parnassus Core Equity Fund	S&P 500 Index

2015	$10,000	$10,000
2016	$11,061	$11,196
2017	$12,920	$13,640
2018	$12,927	$13,042
2019	$16,929	$17,149
2020	$20,564	$20,304
2021	$26,284	$26,132
2022	$21,436	$21,399
2023	$26,839	$27,025
2024	$31,872	$33,786
2025	$35,658	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Parnassus Core Equity Fund - Institutional Shares	11.88%	11.64%	13.56%
S&P 500 Index	17.88%	14.42%	14.82%

AssetsNet	$ 25,874,831,297
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 153,398,870
InvestmentCompanyPortfolioTurnover	28.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,874,831,297
# of Portfolio Holdings	38
Portfolio Turnover Rate	28.45%
Advisory Fees Paid	$153,398,870

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Real Estate	2.7%
Consumer Staples	3.1%
Materials	3.3%
Communication Services	6.3%
Consumer Discretionary	11.4%
Industrials	11.8%
Financials	13.5%
Health Care	13.8%
Information Technology	33.3%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	6.7%
Alphabet Inc., Class A	6.3%
NVIDIA Corp.	5.8%
Amazon.com Inc.	5.5%
Apple Inc.	4.5%
Waste Management Inc.	3.6%
Eli Lilly & Co.	3.5%
Deere & Co.	3.5%
Danaher Corp.	3.2%
Mastercard Inc., Class A	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000255731
Shareholder Report [Line Items]
Fund Name	Parnassus Core Select ETF
Trading Symbol	PRCS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Core Select ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Core Select ETF	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Parnassus Core Select ETF returned 11.74% on a net asset value (“NAV”) basis, underperforming the S&P 500’s 17.88%.

The Fund’s holdings in the Financials, Information Technology and Health Care sectors weighed on relative results.

Conversely, holdings in the Communication Services and Real Estate sectors and a lack of exposure to the Consumer Staples sector buoyed relative performance.

Line Graph [Table Text Block]
	Parnassus Core Select ETF	S&P 500 Index

2024	$10,000	$10,000
2025	$9,589	$9,674
2025	$10,715	$11,403

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Parnassus Core Select ETF (Inc: December 11, 2024)	11.74%	6.77%
S&P 500 Index	17.88%	13.26%

Performance Inception Date	Dec. 11, 2024
AssetsNet	$ 95,739,204
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 261,804
InvestmentCompanyPortfolioTurnover	18.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,739,204
# of Portfolio Holdings	26
Portfolio Turnover Rate	18.40%
Advisory Fees Paid	$261,804

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	2.4%
Materials	2.6%
Communication Services	9.5%
Industrials	10.8%
Health Care	12.8%
Consumer Discretionary	12.9%
Financials	14.1%
Information Technology	34.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Alphabet Inc., Class A	9.5%
Microsoft Corp.	9.2%
Amazon.com Inc.	7.3%
NVIDIA Corp.	7.1%
Danaher Corp.	6.5%
Applied Materials Inc.	6.1%
Waste Management Inc.	4.6%
Deere & Co.	4.2%
Salesforce Inc.	3.4%
Intercontinental Exchange Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000255732
Shareholder Report [Line Items]
Fund Name	Parnassus Value Select ETF
Trading Symbol	PRVS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Parnassus Value Select ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.
Additional Information Phone Number	(855) 514-4443
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Value Select ETF	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period, the Fund returned 18.06% on a net asset value (“NAV”) basis, beating the Russell 1000 Value Index's 15.91%.

The portfolio’s holdings in Information Technology primarily contributed to outperformance, while positions in the Utilities and Real Estate sectors also helped. Conversely, holdings in Health Care and Consumer Discretionary offset some of those gains.

Line Graph [Table Text Block]
	Parnassus Value Select ETF	Russell 1000® Value Index

2024	$10,000	$10,000
2025	$9,529	$9,618
2025	$11,251	$11,148

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Parnassus Value Select ETF (Inc: December 11, 2024)	18.06%	11.82%
Russell 1000® Value Index	15.91%	10.85%

Performance Inception Date	Dec. 11, 2024
AssetsNet	$ 11,471,255
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 43,123
InvestmentCompanyPortfolioTurnover	34.10%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,471,255
# of Portfolio Holdings	27
Portfolio Turnover Rate	34.10%
Advisory Fees Paid	$43,123

$-

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.3%
Consumer Staples	2.7%
Materials	3.0%
Utilities	4.2%
Real Estate	4.7%
Consumer Discretionary	6.1%
Communication Services	10.1%
Industrials	11.9%
Health Care	16.6%
Information Technology	16.8%
Financials	23.6%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Alphabet Inc., Class A	6.2%
AstraZeneca plc, ADR	5.0%
CBRE Group Inc., Class A	4.7%
S&P Global Inc.	4.5%
Cummins Inc.	4.4%
JPMorgan Chase & Co.	4.4%
Visa Inc., Class A	4.3%
Brookfield Renewable Corp.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.0%
The Charles Schwab Corp.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.